Taxation - Summary of Income Tax and Social Contribution (Detail) R$ in Thousands	Dec. 31, 2023 BRL (R$)
Major components of tax expense (income) [abstract]
Income tax recoverable	R$ 59,560
Social contribution recoverable	3,362
Total	62,922
Current	62,922
Non-current	R$ 0